ACCOUNTS RECEIVABLE (Schedule of Accounts Receivable) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Receivables [Abstract]
Accounts receivable	$ 88,189	$ 91,963
Allowance for doubtful accounts	(21,810)	(33,276)	$ (31,127)	$ (34,366)
Accounts receivable, net	$ 66,379	$ 58,687